Investment Portfolioas of December 31, 2025 (Unaudited)
DWS Small Cap Growth Fund
	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 8.0%
Automobile Components 0.3%
Fox Factory Holding Corp.*	50,481	863,730
Diversified Consumer Services 1.8%
Stride, Inc.*	72,212	4,688,725
Hotels, Restaurants & Leisure 1.1%
Hilton Grand Vacations, Inc.*	61,520	2,753,020
Household Durables 2.2%
LGI Homes, Inc.*	16,438	706,177
TopBuild Corp.*	12,227	5,100,982
		5,807,159
Leisure Products 1.4%
YETI Holdings, Inc.*	85,422	3,773,090
Specialty Retail 1.2%
Burlington Stores, Inc.*	6,261	1,808,490
Camping World Holdings, Inc. “A”	125,168	1,217,884
		3,026,374
Consumer Staples 3.3%
Consumer Staples Distribution & Retail 2.4%
Casey's General Stores, Inc.	11,594	6,408,120
Food Products 0.5%
Marzetti Co.	8,200	1,348,244
Household Products 0.4%
Church & Dwight Co., Inc.	11,467	961,508
Energy 2.5%
Oil, Gas & Consumable Fuels
Core Natural Resources, Inc.	16,044	1,420,054
Crescent Energy Co. “A”	98,107	823,118
Expand Energy Corp.	13,332	1,471,320
Matador Resources Co.	33,100	1,404,764
Ovintiv, Inc.	39,700	1,555,843
		6,675,099
Financials 9.5%
Banks 3.1%
Bank of Hawaii Corp.	20,200	1,381,074
Live Oak Bancshares, Inc.	54,736	1,880,181

Synovus Financial Corp.	50,875	2,546,294
The Bancorp, Inc.*	33,579	2,267,254
		8,074,803
Capital Markets 4.3%
Affiliated Managers Group, Inc.	15,215	4,386,180
Moelis & Co. “A”	83,995	5,773,816
Raymond James Financial, Inc.	7,065	1,134,569
		11,294,565
Financial Services 0.4%
WEX, Inc.*	7,244	1,079,211
Insurance 1.7%
Kinsale Capital Group, Inc.	8,100	3,168,072
Palomar Holdings, Inc.*	8,600	1,158,936
		4,327,008
Health Care 25.3%
Biotechnology 12.5%
Apellis Pharmaceuticals, Inc.*	26,776	672,613
Arrowhead Pharmaceuticals, Inc.*	25,124	1,667,982
Avidity Biosciences, Inc.*	54,500	3,931,085
Caris Life Sciences, Inc.*	21,362	576,347
Catalyst Pharmaceuticals, Inc.*	42,200	984,948
Celldex Therapeutics, Inc.*	73,300	1,990,828
CG oncology, Inc.*	25,700	1,067,064
Halozyme Therapeutics, Inc.*	28,600	1,924,780
Insmed, Inc.*	35,137	6,115,243
Kiniksa Pharmaceuticals International PLC*	52,406	2,161,748
Neurocrine Biosciences, Inc.*	23,378	3,315,702
Rhythm Pharmaceuticals, Inc.*	9,800	1,048,992
Scholar Rock Holding Corp.*	23,800	1,048,390
Travere Therapeutics, Inc.*	79,887	3,052,482
Vaxcyte, Inc.*	22,200	1,024,308
Vera Therapeutics, Inc.*	43,300	2,192,712
		32,775,224
Health Care Equipment & Supplies 3.0%
Alphatec Holdings, Inc.*	50,668	1,066,054
Globus Medical, Inc. “A”*	15,838	1,382,816
Haemonetics Corp.*	13,754	1,102,383
Lantheus Holdings, Inc.*	23,900	1,590,545
Masimo Corp.*	2,164	281,450
Merit Medical Systems, Inc.*	28,100	2,476,734
		7,899,982
Health Care Providers & Services 7.2%
HealthEquity, Inc.*	38,037	3,484,570
Molina Healthcare, Inc.*	11,060	1,919,352
Option Care Health, Inc.*	116,897	3,724,338
Privia Health Group, Inc.*	53,100	1,259,001
RadNet, Inc.*	118,576	8,460,398
		18,847,659
Health Care Technology 0.5%
Waystar Holding Corp.*	41,300	1,352,575
Pharmaceuticals 2.1%
Crinetics Pharmaceuticals, Inc.*	24,400	1,135,820

EyePoint, Inc.*	31,800	580,986
Ligand Pharmaceuticals, Inc.*	19,157	3,622,014
		5,338,820
Industrials 22.2%
Aerospace & Defense 3.0%
Ducommun, Inc.*	82,433	7,841,851
Building Products 1.9%
Builders FirstSource, Inc.*	49,677	5,111,267
Commercial Services & Supplies 4.6%
MSA Safety, Inc.	15,573	2,493,860
Tetra Tech, Inc.	71,295	2,391,234
The Brink's Co.	62,238	7,265,042
		12,150,136
Electrical Equipment 3.1%
Bloom Energy Corp. “A”*	17,400	1,511,886
Nextpower, Inc. “A”*	52,600	4,581,986
Thermon Group Holdings, Inc.*	51,271	1,905,230
		7,999,102
Machinery 1.0%
Chart Industries, Inc.*	12,500	2,577,875
Professional Services 3.8%
Kforce, Inc.	63,149	1,952,567
Maximus, Inc.	74,339	6,416,943
Verra Mobility Corp.*	69,000	1,546,290
		9,915,800
Trading Companies & Distributors 4.8%
FTAI Aviation Ltd.	20,900	4,114,165
Rush Enterprises, Inc. “A”	138,339	7,462,005
Titan Machinery, Inc.*	64,268	966,591
		12,542,761
Information Technology 22.2%
Communications Equipment 1.2%
Calix, Inc.*	60,697	3,212,692
Electronic Equipment, Instruments & Components 4.1%
Advanced Energy Industries, Inc.	31,567	6,609,182
Fabrinet*	8,700	3,960,936
		10,570,118
Semiconductors & Semiconductor Equipment 8.5%
Credo Technology Group Holding Ltd.*	27,600	3,971,364
FormFactor, Inc.*	49,487	2,760,385
Impinj, Inc.*	15,908	2,768,151
Power Integrations, Inc.	36,913	1,311,888
Semtech Corp.*	54,007	3,979,776
SiTime Corp.*	17,913	6,326,692
Ultra Clean Holdings, Inc.*	47,308	1,198,312
		22,316,568
Software 8.2%
Agilysys, Inc.*	65,685	7,806,006
Clearwater Analytics Holdings, Inc. “A”*	76,800	1,852,416

Commvault Systems, Inc.*	10,000	1,253,600
Five9, Inc.*	14,531	291,347
SPS Commerce, Inc.*	24,940	2,222,902
Tenable Holdings, Inc.*	74,926	1,763,009
Tyler Technologies, Inc.*	2,652	1,203,875
Varonis Systems, Inc.*	123,798	4,060,574
Workiva, Inc.*	10,960	945,300
		21,399,029
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.* (a)	13,000	583,310
Materials 2.7%
Construction Materials 1.9%
Eagle Materials, Inc.	23,752	4,909,063
Metals & Mining 0.8%
Cleveland-Cliffs, Inc.*	160,880	2,136,487
Real Estate 2.4%
Diversified REITs 1.0%
Essential Properties Realty Trust, Inc.	87,741	2,602,398
Industrial REITs 0.7%
EastGroup Properties, Inc.	10,020	1,784,963
Specialized REITs 0.7%
Four Corners Property Trust, Inc.	77,435	1,785,651
Utilities 0.6%
Independent Power & Renewable Electricity Producers 0.4%
Hallador Energy Co.*	56,100	1,068,144
Water Utilities 0.2%
American States Water Co.	7,800	565,344
Total Common Stocks (Cost $152,918,886)		258,367,475

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,264	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,264	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care
Blueprint Medicines Corp.* (c) (Cost $11,286)	24,534	11,286

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e) (Cost $596,625)	596,625	596,625

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $4,033,814)	4,033,814	4,033,814

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $157,560,611)	100.4	263,009,200
Other Assets and Liabilities, Net	(0.4)	(1,082,349)
Net Assets	100.0	261,926,851
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2025 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e)
—	596,625 (f)	—	—	—	1,929	—	596,625	596,625
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 3.77% (d)
6,736,950	5,744,016	8,447,152	—	—	54,282	—	4,033,814	4,033,814
6,736,950	6,340,641	8,447,152	—	—	56,211	—	4,630,439	4,630,439

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $578,823, which is 0.2% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2025.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$258,367,475	$—	$—	$258,367,475
Other Investments	—	—	0	0
Rights	—	—	11,286	11,286
Short-Term Investments (a)	4,630,439	—	—	4,630,439
Total	$262,997,914	$—	$11,286	$263,009,200

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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